Accounts receivable	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	Accounts receivable
Accounts receivable break down as follows:

(€ million)	December 31, 2024	December 31, 2023	December 31, 2022
Gross value	7,777	8,528	8,537
Allowances	(100)	(95)	(113)
Carrying amount	7,677	8,433	8,424
The impact of allowances against accounts receivable in 2024 was a net expense of €19 million (versus a net expense of €8 million in 2023 and a net amount of less than €1 million in 2022).
The gross value of overdue receivables was €650 million as of December 31, 2024, versus €689 million as of December 31, 2023 and €452 million as of December 31, 2022.

(€ million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1 to 3 months	Overdue by 3 to 6 months	Overdue by 6 to 12 months	Overdue by > 12 months
December 31, 2024	650	316	194	87	9	44
December 31, 2023	689	269	154	123	62	81
December 31, 2022	452	118	161	87	35	51
Amounts overdue by more than one month relate mainly to public-sector customers.
Some Sanofi subsidiaries have assigned receivables to factoring companies or banks without recourse. The amount of receivables derecognized was €14 million as of December 31, 2024 (€761 million as of December 31, 2023 and €131 million as of December 31, 2022). The residual guarantees relating to such transfers were immaterial as of December 31, 2024.